Income Taxes - Schedule of Current and Deferred Income Tax Provision for Federal and State Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Current and Deferred Income Tax Provision for Federal and State Income Taxes [Abstract]
Current provision for income taxes
Deferred income tax benefit
Total provision for income taxes